Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands		3 Months Ended				9 Months Ended
	Dec. 06, 2024	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Revenues:
Trade		$ 425,509,365		$ 461,081,047		$ 1,239,573,673		$ 1,291,573,983
Services income		612,634		728,212		1,974,771		2,831,115
(Impairment) of wells, pipelines, properties, plant and equipment, net		(34,292,454)		(8,113,061)		(51,841,445)		(74,197,552)
Cost of sales		346,444,413		368,020,514		1,032,195,736		1,000,565,653
Gross income		45,385,132		85,675,684		157,511,263		219,641,893
Distribution, transportation and sale expenses		3,529,791		1,133,458		11,262,411		8,622,813
Administrative expenses		43,540,791		40,529,871		128,017,247		120,014,336
Other revenues		3,332,125		2,939,011		11,913,242		15,109,459
Other expenses		1,138,712		15,289,000		4,591,260		17,959,348
Operating income		507,963		31,662,366		25,553,587		88,154,855
Finance income		2,075,540	[1]	7,510,892	[1]	12,269,991	[2]	15,735,423	[2]
Finance costs		42,612,769	[3]	36,505,707	[3]	113,713,251	[4]	111,286,524	[4]
Derivative financial instruments (cost), net		2,499,784		(9,437,395)		(13,283,533)		(6,649,056)
Foreign exchange (loss) income — net	$ 53,839,474	(130,111,060)		(47,794,436)		(256,406,202)		182,881,696
Profit sharing in associates		156,623		168,207		421,839		320,176
Total duties, taxes and other		(6,028,518)		24,738,286		84,945,189		166,131,774
Net (loss) income		(161,455,401)		(79,134,359)		(430,102,758)		3,024,796
Total current assets		486,526,841				486,526,841				$ 538,540,746
Total non-current assets		1,826,683,567				1,826,683,567				1,764,934,590
Total current liabilities		1,052,333,939				1,052,333,939				1,123,717,661
Total long-term liabilities		3,000,058,175				3,000,058,175				2,832,736,485
Total equity (deficit)		(1,739,181,706)		(1,579,482,597)		(1,739,181,706)		(1,579,482,597)		(1,652,978,810)	$ (1,768,822,225)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		35,161,768		30,611,436		109,420,397		87,402,614
Depreciation of rights of use		1,594,650		2,005,788		4,510,326		4,391,365
Net periodic cost of employee benefits		35,224,488		31,682,890		104,220,148		98,655,412
Interest income		3,331,999		3,804,626		9,520,007		11,137,437
Interest expense		38,554,573		34,690,478		106,320,411		104,001,175
Intersegment eliminations
Revenues:
Intersegment		(407,269,319)		(415,667,935)		(1,196,896,347)		(1,195,371,640)
Cost of sales		(416,491,176)		(389,647,415)		(1,186,195,738)		(1,123,206,687)
Gross income		9,221,857		(26,020,520)		(10,700,609)		(72,164,953)
Distribution, transportation and sale expenses		1,641,598		(4,505,739)		(1,507,786)		(7,140,871)
Administrative expenses				(21,690,099)		(9,235,740)		(65,032,266)
Other expenses								(7,430)
Operating income		(10,620)		12,029		(11,491)		15,614
Finance income		(73,908,139)		(50,771,709)		(227,899,376)		(162,468,870)
Finance costs		(73,918,760)		(50,759,678)		(227,910,868)		(162,453,254)
Profit sharing in associates		160,942,680		56,640,877		417,953,100		(90,556,085)
Net (loss) income		160,942,681		56,640,875		417,953,101		(90,556,087)
Total current assets		(3,361,651,942)				(3,361,651,942)				(3,096,701,174)
Total non-current assets		(656,057,564)				(656,057,564)				(566,102,945)
Total current liabilities		(3,361,579,362)				(3,361,579,362)				(3,096,630,883)
Total long-term liabilities		(1,455,570,177)				(1,455,570,177)				(1,256,151,287)
Total equity (deficit)		799,440,033				799,440,033				689,978,051
Elimination of intersegment amounts and other
Revenues:
Administrative expenses		7,450,770
Other expenses		140,109		163,289		54,408
Exploration and Production
Revenues:
Trade		80,278,436		116,472,969		247,919,624		326,681,664
Intersegment		143,637,481		106,464,231		403,171,242		349,649,964
Services income		6,888		6,220		20,086		19,399
(Impairment) of wells, pipelines, properties, plant and equipment, net		(3,567,530)		(3,188,960)		15,447,401		(62,725,055)
Cost of sales		120,233,424		122,618,423		375,889,863		347,995,457
Gross income		100,121,851		97,136,037		290,668,490		265,630,515
Distribution, transportation and sale expenses		170,930		90,098		501,931		407,035
Administrative expenses		(250,615)		20,070,106		19,643,247		56,114,536
Other revenues		1,043,584		591,158		4,480,559		2,158,710
Other expenses		1,089,478		14,380,867		3,316,677		16,779,971
Operating income		100,155,642		63,186,124		271,687,194		194,487,683
Finance income		20,110,041		16,019,793		57,185,776		46,072,318
Finance costs		42,437,595		30,179,008		135,386,982		92,093,244
Derivative financial instruments (cost), net		1,359,497		(8,009,935)		(9,379,711)		(732,590)
Foreign exchange (loss) income — net		(35,021,117)		(15,788,024)		(55,653,581)		104,222,634
Profit sharing in associates		(117,478)		15,913		(10,983)		(20,095)
Total duties, taxes and other		1,361,451		23,386,911		79,062,082		161,175,159
Net (loss) income		42,687,539		1,857,952		49,379,631		90,761,547
Total current assets		1,060,328,199				1,060,328,199				909,819,796
Total non-current assets		964,811,813				964,811,813				910,837,120
Total current liabilities		560,920,301				560,920,301				629,264,289
Total long-term liabilities		1,914,572,534				1,914,572,534				1,727,159,904
Total equity (deficit)		(450,352,823)				(450,352,823)				(535,767,277)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		29,911,969		25,574,594		92,924,986		70,980,574
Depreciation of rights of use		82,547		101,168		242,968		214,626
Net periodic cost of employee benefits		9,887,798		8,880,743		29,300,521		27,629,094
Interest income		33,895		46,367		135,581		135,442
Interest expense		(304,596)		(223,773)		(3,214,151)		(449,023)
Industrial Transformation
Revenues:
Trade		161,060,502		190,770,615		482,381,043		582,370,544
Intersegment		94,400,399		82,689,778		270,362,746		204,985,694
Services income		41,949		91,520		218,618		256,165
(Impairment) of wells, pipelines, properties, plant and equipment, net		(31,479,678)		(4,912,795)		(67,871,770)		(11,461,191)
Cost of sales		293,114,118		293,763,555		856,919,283		870,881,418
Gross income		(69,090,946)		(25,124,437)		(171,828,646)		(94,730,206)
Distribution, transportation and sale expenses		450,549		5,531,789		10,651,527		15,103,787
Administrative expenses		10,867,203		13,529,694		38,005,833		46,735,669
Other revenues		964,661		801,185		4,139,087		7,476,838
Other expenses		(125,220)		823,092		880,982		842,940
Operating income		(79,318,817)		(44,207,827)		(217,227,901)		(149,935,764)
Finance income		239,042		327,917		780,671		887,740
Finance costs		9,586,436		4,277,136		27,127,433		21,498,230
Derivative financial instruments (cost), net		82,940		(113,997)		239,681		276,481
Foreign exchange (loss) income — net		(113,874,412)		(35,621,387)		(238,351,425)		80,896,584
Profit sharing in associates		(800,626)		(2,056,431)		(1,282,079)		480,310
Net (loss) income		(203,258,309)		(85,948,861)		(482,968,486)		(88,892,879)
Total current assets		230,965,284				230,965,284				218,747,813
Total non-current assets		573,325,253				573,325,253				521,938,961
Total current liabilities		1,636,480,309				1,636,480,309				1,161,203,831
Total long-term liabilities		592,695,746				592,695,746				625,142,251
Total equity (deficit)		(1,424,885,518)				(1,424,885,518)				(1,045,659,308)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		2,154,679		2,286,030		7,537,623		7,992,227
Depreciation of rights of use		806,041		776,527		2,372,894		2,363,645
Net periodic cost of employee benefits		14,150,669		13,053,216		41,900,776		40,264,342
Interest income		89,088		168,398		434,202		654,263
Interest expense		865,506		810,030		2,411,338		2,535,607
Logistics
Revenues:
Intersegment		22,435,555		22,642,592		69,489,540		77,309,358
Services income		48,725		299,619		296,360		1,183,894
(Impairment) of wells, pipelines, properties, plant and equipment, net		754,754		(11,306)		582,924		(11,306)
Cost of sales		16,209,890		20,776,466		54,822,944		60,818,882
Gross income		7,029,144		2,154,439		15,545,880		17,663,064
Distribution, transportation and sale expenses		1,218,340		(109,316)		1,374,721		14,965
Administrative expenses		808,094		5,558,015		8,436,483		16,076,448
Other revenues		97,738		(337,403)		526,696		671,412
Other expenses		3,119		21		103,770		1,472
Operating income		5,097,329		(3,631,684)		6,157,602		2,241,591
Finance income		4,982,629		4,852,626		14,992,318		14,027,927
Finance costs		76,177		75,567		264,251		275,986
Foreign exchange (loss) income — net		(268,680)		(56,998)		(463,944)		123,489
Profit sharing in associates		(37)		(16)		968		28
Total duties, taxes and other		1,720,307		452,815		4,438,500		4,439,739
Net (loss) income		8,014,757		635,546		15,984,193		11,677,310
Total current assets		286,288,899				286,288,899				274,384,409
Total non-current assets		153,108,988				153,108,988				162,309,993
Total current liabilities		74,487,469				74,487,469				89,855,544
Total long-term liabilities		78,452,904				78,452,904				83,574,554
Total equity (deficit)		286,457,514				286,457,514				263,264,304
Depreciation and amortization of wells, pipelines, properties, plant and equipment		1,491,906		1,501,479		4,689,577		4,658,725
Depreciation of rights of use		87,710		79,445		272,436		291,299
Net periodic cost of employee benefits		2,399,715		1,858,687		6,931,799		6,207,951
Interest income		8,141		3,316		17,827		36,204
Interest expense		76,141		75,545		264,193		275,499
DPRLP
Revenues:
Trade		48,039,379		52,356,062		123,770,887		134,228,006
Intersegment		3,024,980		2,569,283		13,612,860		8,816,626
Services income		159		0		348		0
Cost of sales		51,386,441		47,470,021		136,331,201		128,139,976
Gross income		(321,923)		7,455,324		1,052,894		14,904,656
Administrative expenses		561,818		559,934		1,355,041		936,203
Other revenues		(181,587)		26,027		(173,695)		39,875
Other expenses		2		(256,955)		41		18,235
Operating income		(1,065,330)		7,178,372		(475,883)		13,990,093
Finance income		352,404		263,101		896,940		605,726
Finance costs		99,917		40,740		193,978		119,832
Derivative financial instruments (cost), net		3,273				95,455
Total duties, taxes and other		33,412		37,453		81,431		106,108
Net (loss) income		(842,982)		7,363,280		241,103		14,369,879
Total current assets		39,682,801				39,682,801				34,058,111
Total non-current assets		33,941,832				33,941,832				27,058,584
Total current liabilities		14,120,333				14,120,333				10,696,459
Total long-term liabilities		2,754,731				2,754,731				3,191,749
Total equity (deficit)		56,749,569				56,749,569				47,228,487
Depreciation and amortization of wells, pipelines, properties, plant and equipment		783,917		576,330		1,870,533		1,632,809
Depreciation of rights of use		198,393		407,895		476,839		407,895
Interest income		66,244		132,058		234,578		316,982
Interest expense		99,917		40,740		193,978		119,832
Trading Companies
Revenues:
Trade		131,522,956		94,852,689		368,971,198		231,681,294
Intersegment		135,467,793		160,521,518		387,016,950		441,810,012
Services income		504,387		323,019		1,414,191		1,335,569
Cost of sales		265,862,892		250,731,960		747,680,464		660,436,239
Gross income		1,632,244		4,965,266		9,721,875		14,390,636
Distribution, transportation and sale expenses		20,994		52,200		91,281		106,440
Administrative expenses		831,429		1,069,021		2,518,863		2,347,112
Other revenues		484,018		196,296		751,330		559,353
Other expenses		30,019		2,279		46,460		143,274
Operating income		1,233,820		4,038,062		7,816,601		12,353,163
Finance income		348,326		228,996		943,281		435,436
Finance costs		1,971,128		1,563,338		5,546,933		4,124,271
Derivative financial instruments (cost), net		402,766		(188,627)		(241,846)		(362,882)
Foreign exchange (loss) income — net		(25,555)		(28,747)		(483,957)		38,940
Profit sharing in associates		(2,059,213)		8,897,766		(47,807)		21,601,383
Total duties, taxes and other		1,132,915		1,197,684		2,661,553		1,598,996
Net (loss) income		(3,203,899)		10,186,428		(222,214)		28,342,773
Total current assets		285,885,805				285,885,805				235,899,424
Total non-current assets		116,474,781				116,474,781				101,729,105
Total current liabilities		224,292,224				224,292,224				182,349,198
Total long-term liabilities		1,581,714				1,581,714				1,247,810
Total equity (deficit)		176,486,648				176,486,648				154,031,521
Depreciation and amortization of wells, pipelines, properties, plant and equipment		68,339		68,053		204,574		217,342
Depreciation of rights of use		192,390		464,211		541,933		586,555
Net periodic cost of employee benefits		1,312		4		2,887		2,055
Interest income		133,038		69,853		365,766		110,309
Interest expense		1,414,106		1,239,807		4,191,533		3,386,898
Corporate
Revenues:
Intersegment		(6,101,146)		24,759,973		14,579,558		69,794,786
Services income		145		158		584		615
Cost of sales		313,815		395,394		863,996		855,925
Gross income		(6,414,816)		24,364,737		13,716,146		68,939,476
Distribution, transportation and sale expenses		28,082		55,905		118,728		72,864
Administrative expenses		21,230,095		19,364,748		61,934,091		57,497,408
Other revenues		748,521		37,967		903,347		671,891
Other expenses		7		34		73,354		986
Operating income		(26,924,479)		4,982,017		(47,506,680)		12,040,109
Finance income		49,348,539		36,026,694		163,754,808		115,008,242
Finance costs		61,497,005		50,347,963		170,824,916		153,641,450
Derivative financial instruments (cost), net		651,308		(1,124,836)		(3,997,112)		(5,830,065)
Foreign exchange (loss) income — net		21,203,103		4,409,526		42,206,754		(6,039,281)
Profit sharing in associates		(154,725,343)		(73,621,949)		(415,556,484)		39,828,966
Total duties, taxes and other		(10,608,564)		(542,027)		(1,969,233)		(1,690,020)
Net (loss) income		(161,335,313)		(79,134,484)		(429,954,397)		3,056,541
Total current assets		1,827,135,217				1,827,135,217				1,850,711,295
Total non-current assets		92,549,757				92,549,757				158,576,028
Total current liabilities		1,851,323,400				1,851,323,400				2,071,859,608
Total long-term liabilities		1,807,287,611				1,807,287,611				1,590,289,886
Total equity (deficit)		(1,738,926,037)				(1,738,926,037)				(1,652,862,171)
Depreciation and amortization of wells, pipelines, properties, plant and equipment		143,772		139,330		427,909		423,162
Depreciation of rights of use		150,631		147,411		451,895		442,232
Net periodic cost of employee benefits		8,769,135		7,877,738		26,036,992		24,516,466
Interest income		2,524,382		2,932,110		7,070,805		9,065,807
Interest expense		35,873,244		32,144,704		100,872,900		96,450,619
Other Operating Subsidiary Companies
Revenues:
Trade		4,608,092		6,628,712		16,530,921		16,612,475
Intersegment		14,404,257		16,020,560		38,663,451		43,005,200
Services income		10,381		7,676		24,584		35,473
Cost of sales		15,815,009		21,912,110		45,883,723		54,644,443
Gross income		3,207,721		744,838		9,335,233		5,008,705
Distribution, transportation and sale expenses		(702)		18,521		32,009		58,593
Administrative expenses		2,041,997		2,068,452		5,359,429		5,339,226
Other revenues		175,190		1,623,781		1,285,918		3,531,380
Other expenses		1,198		176,373		115,568		179,900
Operating income		1,340,418		105,273		5,114,145		2,962,366
Finance income		602,698		563,474		1,615,573		1,166,904
Finance costs		863,271		781,633		2,279,626		1,986,765
Foreign exchange (loss) income — net		(2,124,399)		(708,806)		(3,660,049)		3,639,330
Profit sharing in associates		(3,083,360)		10,292,047		(634,876)		28,985,669
Total duties, taxes and other		331,961		205,450		670,856		501,792
Net (loss) income		(4,459,875)		9,264,905		(515,689)		34,265,712
Total current assets		117,892,578				117,892,578				111,621,072
Total non-current assets		548,528,707				548,528,707				448,587,744
Total current liabilities		52,289,265				52,289,265				75,119,615
Total long-term liabilities		58,283,112				58,283,112				58,281,618
Total equity (deficit)		555,848,908				555,848,908				$ 426,807,583
Depreciation and amortization of wells, pipelines, properties, plant and equipment		607,186		465,620		1,765,195		1,497,775
Depreciation of rights of use		76,938		29,131		151,361		85,113
Net periodic cost of employee benefits		15,859		12,502		47,173		35,504
Interest income		477,211		452,524		1,261,248		818,430
Interest expense		$ 530,255		$ 603,425		$ 1,600,620		$ 1,681,743

[1]	Includes financing income from investments and gains resulting from changes on discount rate of plugging of wells in 2024 and 2023.
[2]	Includes financing income from investments and gains resulting from changes on discount rate of plugging of wells in 2024 and 2023.
[3]	Mainly interest on debt.
[4]	Mainly interest on debt.